RELATED PARTY TRANSACTIONS - Additional information (Details) - PRIVETERRA ACQUISITION CORP. - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 27, 2023	Nov. 28, 2022	Feb. 08, 2021	Jan. 13, 2021	Dec. 17, 2020	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note											$ 300,000	$ 266,964
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					$ 75,000
Additional borrowing capacity of related party promissory note				$ 50,000
Repayment of promissory note - related party									$ 0		0
Outstanding balance of related party note						$ 0					0	0
Outstanding borrowings						0					0	0
Promissory Note with Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note	$ 1,000,000	$ 150,000							1,000,000
Deposit into operating account						150,000					150,000
Outstanding balance of related party note	1,000,000					150,000	$ 0		0		150,000
Outstanding borrowings	$ 1,000,000					150,000	0		0		150,000
Working Capital Loans
RELATED PARTY TRANSACTIONS
Maximum loans convertible into warrants						$ 1,500,000	$ 1,500,000		$ 1,500,000		$ 1,500,000
Price of warrant						$ 1.50	$ 1.50		$ 1.50		$ 1.50
Working capital loans						$ 0	$ 0		$ 0		$ 0	$ 0
Working Capital Loans | Working Capital Warrants
RELATED PARTY TRANSACTIONS
Maximum loans convertible into warrants													$ 66,667
Loan conversion agreement warrant													66,667
Working capital loans													$ 100,000
Administrative Service Fee
RELATED PARTY TRANSACTIONS
Expenses per month			$ 25,000
Expenses incurred and paid							$ 75,000	$ 75,000	$ 150,000	$ 150,000
Administrative Service Fee | Sponsor
RELATED PARTY TRANSACTIONS
Expenses per month			10,000								$ 10,000
Administrative Service Fee | CEO and CFO
RELATED PARTY TRANSACTIONS
Expenses per month			$ 15,000